Main Corporate Events (Details) R$ in Thousands, $ in Thousands												1 Months Ended	12 Months Ended
	Mar. 31, 2026 BRL (R$) ha	Mar. 31, 2026 USD ($) ha	Mar. 17, 2026 USD ($) ha	Jun. 30, 2025 ha	May 23, 2025 BRL (R$) ha	Sep. 30, 2024 BRL (R$) ha	Sep. 26, 2024 BRL (R$) ha	Aug. 06, 2024 BRL (R$) ha	Mar. 20, 2024 BRL (R$)	Mar. 14, 2024 BRL (R$) ha	Mar. 12, 2024 BRL (R$)	Jun. 30, 2025 BRL (R$) Arrobas	Jun. 30, 2026 BRL (R$) ha Arrobas	Jun. 30, 2026 USD ($) ha Arrobas	Jun. 30, 2025 BRL (R$)	Jun. 30, 2026 USD ($)
Main Corporate Events [Line Items]
Sale of hectares (in Hectares) | ha										8,757
Number of soybean bags										3,031,783
Equivalent amount										R$ 415,071
Weight of beef (in Arrobas) | Arrobas													52,773	52,773
Down payment													R$ 3,005		R$ 37,580
Installment amount paid									R$ 53,533
Hectares of area | ha								4,767
Productive agreed value (in Dollars) | $			$ 1,492
Contract period								16 years
Total purchase price													6,157
Bargain purchase gain													R$ 348
Rio do Meio II Farm [Member]
Main Corporate Events [Line Items]
Sale of hectares (in Hectares) | ha					660	190
Number of soybean bags					75,454	54,053
Equivalent amount					R$ 10,064	R$ 7,128
Productive hectares (in Hectares) | ha					(243)	(178)
Alto Taquari IV [Member]
Main Corporate Events [Line Items]
Sale of hectares (in Hectares) | ha							1,157
Number of soybean bags							1,272,274
Equivalent amount							R$ 189,401
Preferência Farm [Member]
Main Corporate Events [Line Items]
Sale of hectares (in Hectares) | ha				17,799
Weight of beef (in Arrobas) | Arrobas												452,342
Down payment												R$ 2,000
Payment of installment												40,000
Cajueiro Real Estate [Member]
Main Corporate Events [Line Items]
Sale of hectares (in Hectares) | ha				12,413
Equivalent amount												R$ 140,000
Weight of beef (in Arrobas) | Arrobas												135,703	316,640	316,640
Chaparral Farm [Member]
Main Corporate Events [Line Items]
Sale of hectares (in Hectares) | ha										12,297
Number of soybean bags									421,964
Alto da Serra Farm [Member]
Main Corporate Events [Line Items]
Agricultural area amount											R$ 8,160
Contract period											12 years
Novo Horizonte Agricultural Company [Member]
Main Corporate Events [Line Items]
Cash													R$ 4,852
Cash payable								R$ 1,305
Marangatu II [Member]
Main Corporate Events [Line Items]
Sale of hectares (in Hectares) | ha	372	372	921										549	549
Equivalent amount	R$ 3,059	$ 590											R$ 1,583	$ 301
Productive agreed value (in Dollars) | $			$ 3													$ 903
Productive hectares (in Hectares) | ha	(201)	(201)	(502)										(301)	(301)